SHARE CAPITAL (Schedule of Options Granted to Employees and Non-employees) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options [Member] | Employee [Member]
Share-based compensation [Line Items]
Award amount	852,501	217,000
Exercise price range, minimum	$ 6.77	$ 1.92
Exercise price range, maximum	$ 10.88	$ 7.98
Vesting period	4 years	4 years
Exercisable period	10 years	10 years
Options [Member] | Director [Member]
Share-based compensation [Line Items]
Award amount	27,000	231,000
Exercise price range, minimum	$ 10.80
Exercise price range, maximum	$ 11.87	$ 5.88
Vesting period	3 years	3 years
Exercisable period	10 years	10 years
Options [Member] | Consultants [Member]
Share-based compensation [Line Items]
Award amount	4,000	46,875	71,875
Exercise price range, minimum		$ 1.92
Exercise price range, maximum	$ 10.88	$ 7.98	$ 1.92
Vesting period	4 years
Exercisable period	10 years	6 years	10 years
Options [Member] | Consultants [Member] | Minimum [Member]
Share-based compensation [Line Items]
Vesting period		0 years
Options [Member] | Consultants [Member] | Maximum [Member]
Share-based compensation [Line Items]
Vesting period		6 years
RSUs [Member] | Employee [Member]
Share-based compensation [Line Items]
Award amount	216,050
Exercise price range, maximum
Vesting period	4 years
Exercisable period	10 years
RSUs [Member] | Consultants [Member]
Share-based compensation [Line Items]
Award amount	83,800
Exercise price range, maximum
Vesting period	4 years
Exercisable period	10 years